NOTES PAYABLE - 2019 12% Notes (Details) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 29, 2020	Sep. 30, 2019	Apr. 30, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
NOTES PAYABLE (Details) - 2019 12% Notes [Line Items]
Gain (loss) on extinguishment of debt					$ (1,137,428)	$ (1,638,009)	$ (377,300)
12% Notes 2019 [Member]
NOTES PAYABLE (Details) - 2019 12% Notes [Line Items]
Debt instrument, interest rate, percentage	12.00%	12.00%					12.00%
Conversion price trigger (in dollars per share)		$ 1.30
Minimum interest payment period		1 year 1 month 6 days
Notes issued	$ 1,506,000	$ 1,506,000
Common stock subject to purchase (in shares)		1,506,000
Proceeds from issuance of warrants		$ 400,000
Gain on restructuring of debt		1,106,000
Gain (loss) on extinguishment of debt		298,500
Warrants recorded as a debt discount and additional paid-in capital		$ 93,500
Amortization of debt discount						12,635	$ 23,432
15% Notes
NOTES PAYABLE (Details) - 2019 12% Notes [Line Items]
Debt instrument, interest rate, percentage	15.00%
Amortization of debt discount				$ 0	$ 69,159	279,676	2,883
8.5% April 2018 [Member]
NOTES PAYABLE (Details) - 2019 12% Notes [Line Items]
Debt instrument, interest rate, percentage			8.50%
Proceeds from issuance of warrants			$ 7,500,000
Warrants recorded as a debt discount and additional paid-in capital			$ 5,366,000
Amortization of debt discount						$ 0	$ 1,575,094